UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22295
Investment Company Act File Number
Multi-Sector Option Strategy Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Multi-Sector Option Strategy Portfolio	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 9.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.8%
Altria Group, Inc., 8.50%, 11/10/13	$1,000	$1,182,133

		$1,182,133

Beverages — 1.5%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$1,000	$1,103,049
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	1,200	1,188,871

		$2,291,920

Commercial Services — 0.7%
Western Union Co. (The), 6.50%, 2/26/14	$1,000	$1,122,844

		$1,122,844

Electric — 0.9%
PPL Energy Supply, LLC, 6.50%, 5/1/18	$1,200	$1,334,254

		$1,334,254

Foods — 2.2%
Kellogg Co., 4.00%, 12/15/20	$1,150	$1,131,070
Kraft Foods, Inc., Sr. Notes, 5.375%, 2/10/20	1,000	1,067,711
Kroger Co. (The), 6.40%, 8/15/17	1,000	1,147,948

		$3,346,729

Media — 0.7%
Walt Disney Co. (The), 6.375%, 3/1/12	$1,000	$1,060,775

		$1,060,775

Oil & Gas — 0.7%
Statoil ASA, 3.875%, 4/15/14	$1,000	$1,066,153

		$1,066,153

Retail — 2.3%
CVS Caremark Corp., 5.75%, 6/1/17	$1,000	$1,124,168
Home Depot, Inc., 5.25%, 12/16/13	1,087	1,199,111
Staples, Inc., 9.75%, 1/15/14	1,000	1,219,435

		$3,542,714

Total Corporate Bonds & Notes (identified cost $14,501,576)		$14,947,522

Commercial Mortgage-Backed Securities — 38.5%

	Principal
	Amount
Security	(000’s omitted)	Value
ASC, Series 1996-MD6, Class A7,
8.631%, 11/13/29(1)	$1,357	$1,407,823
BACM, Series 2003-2, Class A4,
5.061%, 3/11/41(1)	1,500	1,606,614
BACM, Series 2004-1, Class A4,
4.76%, 11/10/39	1,500	1,581,286
BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	1,500	1,592,444
BACM, Series 2005-1, Class A5,
5.162%, 11/10/42(1)	1,750	1,885,492
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	1,100	1,146,017

	Principal
	Amount
Security	(000’s omitted)	Value
BSCMS, Series 2004-PWR5, Class A3,
4.565%, 7/11/42	$100	$101,102
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(1)	1,250	1,337,026
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(1)	356	369,983
CGCMT, Series 2004-C1, Class A4,
5.37%, 4/15/40(1)	1,000	1,080,258
CGCMT, Series 2004-C2, Class A5,
4.733%, 10/15/41	1,300	1,375,986
COMM, Series 2004-LB2A, Class A4,
4.715%, 3/10/39	1,500	1,584,931
COMM, Series 2005-LP5, Class A4,
4.982%, 5/10/43(1)	2,000	2,142,161
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	1,500	1,555,874
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(1)	1,500	1,582,134
CSFB, Series 2004-C2, Class A2,
5.416%, 5/15/36(1)	1,300	1,402,018
CSFB, Series 2004-C3, Class A5,
5.113%, 7/15/36(1)	1,250	1,337,511
CSFB, Series 2004-C4, Class A5,
4.514%, 10/15/39	1,500	1,527,056
CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38(1)	1,250	1,328,086
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	1,000	1,049,219
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	1,260	1,336,432
GECMC, Series 2004-C3, Class A4,
5.189%, 7/10/39(1)	1,650	1,772,332
GECMC, Series 2005-C1, Class A3,
4.578%, 6/10/48	1,288	1,314,350
GMACC, Series 2004-C3, Class A5,
4.864%, 12/10/41	1,250	1,318,470
GSMS, Series 2001-ROCK, Class D,
6.878%, 5/3/18(1)	985	990,119
GSMS, Series 2004-GG2, Class A6,
5.396%, 8/10/38(1)	1,850	1,997,383
JPMCC, Series 2003-C1, Class A2,
4.985%, 1/12/37	1,500	1,577,551
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(1)	1,750	1,856,424
JPMCC, Series 2003-LN1, Class A2,
4.92%, 10/15/37(1)	1,700	1,803,504
JPMCC, Series 2004-C1, Class A3,
4.719%, 1/15/38	1,000	1,056,995
JPMCC, Series 2005-CB11, Class A3,
5.197%, 8/12/37	1,250	1,277,261
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	1,150	1,199,642
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	517	527,135
LB-UBS, Series 2004-C6, Class A3,
4.547%, 8/15/29	888	887,998
LB-UBS, Series 2004-C8, Class A3,
4.435%, 12/15/29	100	101,058
LB-UBS, Series 2004-C8, Class A4,
4.51%, 12/15/29	159	161,709

	Principal
	Amount
Security	(000’s omitted)	Value
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(1)	$1,000	$1,069,020
MLMT, Series 2004-BPC1, Class A4,
4.724%, 10/12/41(1)	1,000	1,048,732
MSC, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	1,476	1,533,448
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	1,250	1,331,768
MSC, Series 2004-IQ7, Class A4,
5.399%, 6/15/38(1)	1,250	1,346,597
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(1)	1,500	1,601,790
WBCMT, Series 2004-C11, Class A5,
5.215%, 1/15/41(1)	1,500	1,604,322
WBCMT, Series 2004-C12, Class A4,
5.305%, 7/15/41(1)	1,815	1,957,293
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42(1)	1,250	1,333,356

Total Commercial Mortgage-Backed Securities (identified cost $56,447,462)		$58,997,710

Call Options Purchased — 0.0%(2)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	83	$1,375.00	2/19/11	$1,245
S&P 500 Index FLEX	72	1,360.00	2/1/11	0
S&P 500 Index FLEX	72	1,365.00	2/3/11	0
S&P 500 Index FLEX	72	1,360.00	2/4/11	0
S&P 500 Index FLEX	83	1,365.00	2/8/11	11
S&P 500 Index FLEX	83	1,375.00	2/10/11	20
S&P 500 Index FLEX	83	1,375.00	2/11/11	42
S&P 500 Index FLEX	83	1,385.00	2/15/11	136
S&P 500 Index FLEX	83	1,375.00	2/16/11	432
S&P 500 Index FLEX	83	1,375.00	2/22/11	1,758
S&P 500 Index FLEX	83	1,385.00	2/24/11	1,390
S&P 500 Index FLEX	83	1,370.00	2/25/11	3,593

Total Call Options Purchased (identified cost $44,272)				$8,627

Put Options Purchased — 0.6%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	83	$1,155.00	2/19/11	$16,808
S&P 500 Index	260	1,130.00	3/19/11	123,500
S&P 500 Index	100	1,225.00	12/17/11	748,500
S&P 500 Index FLEX	72	1,140.00	2/1/11	0
S&P 500 Index FLEX	72	1,160.00	2/3/11	0
S&P 500 Index FLEX	72	1,150.00	2/4/11	0
S&P 500 Index FLEX	83	1,145.00	2/8/11	26
S&P 500 Index FLEX	83	1,165.00	2/10/11	326
S&P 500 Index FLEX	83	1,160.00	2/11/11	406
S&P 500 Index FLEX	83	1,175.00	2/15/11	2,713
S&P 500 Index FLEX	83	1,155.00	2/16/11	1,658
S&P 500 Index FLEX	83	1,150.00	2/22/11	4,371
S&P 500 Index FLEX	83	1,165.00	2/24/11	8,460
S&P 500 Index FLEX	83	1,140.00	2/25/11	5,128

Total Put Options Purchased (identified cost $1,441,471)				$911,896

Short-Term Investments — 48.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.21%(3)	$73,634	$73,633,957

Total Short-Term Investments (identified cost $73,633,957)		$73,633,957

Total Investments — 97.0% (identified cost $146,068,738)		$148,499,712

Call Options Written — (0.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	83	$1,315.00	2/19/11	$(38,180)
S&P 500 Index FLEX	72	1,300.00	2/1/11	(1,322)
S&P 500 Index FLEX	72	1,305.00	2/3/11	(4,592)
S&P 500 Index FLEX	72	1,300.00	2/4/11	(14,228)
S&P 500 Index FLEX	83	1,305.00	2/8/11	(25,353)
S&P 500 Index FLEX	83	1,315.00	2/10/11	(16,061)
S&P 500 Index FLEX	83	1,315.00	2/11/11	(18,865)
S&P 500 Index FLEX	83	1,325.00	2/15/11	(16,546)
S&P 500 Index FLEX	83	1,315.00	2/16/11	(33,447)
S&P 500 Index FLEX	83	1,315.00	2/22/11	(49,685)
S&P 500 Index FLEX	83	1,325.00	2/24/11	(34,943)
S&P 500 Index FLEX	83	1,310.00	2/25/11	(69,334)

Total Call Options Written (premiums received $623,803)				$(322,556)

Put Options Written — (0.3)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	83	$1,215.00	2/19/11	$(38,180)
S&P 500 Index	260	1,025.00	3/19/11	(51,350)
S&P 500 Index	100	1,000.00	12/17/11	(248,000)
S&P 500 Index FLEX	72	1,200.00	2/1/11	0
S&P 500 Index FLEX	72	1,220.00	2/3/11	(29)
S&P 500 Index FLEX	72	1,210.00	2/4/11	(53)
S&P 500 Index FLEX	83	1,205.00	2/8/11	(1,138)
S&P 500 Index FLEX	83	1,225.00	2/10/11	(6,829)
S&P 500 Index FLEX	83	1,220.00	2/11/11	(6,931)
S&P 500 Index FLEX	83	1,235.00	2/15/11	(23,696)
S&P 500 Index FLEX	83	1,215.00	2/16/11	(13,607)
S&P 500 Index FLEX	83	1,210.00	2/22/11	(22,312)
S&P 500 Index FLEX	83	1,225.00	2/24/11	(38,214)
S&P 500 Index FLEX	83	1,200.00	2/25/11	(22,350)

Total Put Options Written (premiums received $952,753)				$(472,689)

Other Assets, Less Liabilities — 3.5%				$5,457,796

Net Assets — 100.0%				$153,162,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ASC	-	Asset Securitization Corp.

BACM	-	Bank of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificate

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GECMC	-	General Electric Commercial Mortgage Corporation

GMACC	-	GMAC Commercial Mortgage Securities, Inc.

GSMS	-	Goldman Sachs Mortgage Securities Corporation II

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Weighted average fixed-rate coupon that changes/updates monthly.

(2)		Amount is less than 0.05%.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $30,902.

A summary of open financial instruments at January 31, 2011 is as follows:

Futures Contracts

					Net Unrealized
Expiration			Aggregate		Appreciation
Date	Contracts	Position	Cost	Value	(Depreciation)
3/11	134 S&P 500 E-Mini Index	Short	$(8,314,041)	$(8,592,081)	$(278,040)
3/11	65 U.S. 5-Year Treasury Note	Short	(7,768,796)	(7,696,914)	71,882
3/11	100 U.S. 10-Year Treasury Note	Short	(12,363,713)	(12,079,688)	284,025

					$77,867

Written options activity for the fiscal year to date ended January 31, 2011 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	1,823	$1,143,707
Options written	6,248	4,012,492
Options expired	(5,785)	(3,579,643)

Outstanding, end of period	2,286	$1,576,556

At January 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks in connection with its use of derivatives:

Equity Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds decreases if interest rates rise. To hedge against this risk, the Portfolio purchases and sells U.S. Treasury futures contracts and options thereon.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2011 was as follows:

		Fair Value
		Asset		Liability
Risk	Derivative	Derivative		Derivative
Equity	Futures Contracts	$—		$(278,040)*
Equity	Purchased Options	920,523		—
Equity	Written Options	—		(795,245)

		$920,523		$(1,073,285)

Interest Rate	Futures Contracts	$355,907	*	$—

		$355,907		$—

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$145,673,830

Gross unrealized appreciation	$3,474,590
Gross unrealized depreciation	(648,708)

Net unrealized appreciation	$2,825,882

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds & Notes	$—	$14,947,522	$—	$14,947,522
Commercial Mortgage-Backed Securities	—	58,997,710	—	58,997,710
Call Options Purchased	1,245	7,382	—	8,627
Put Options Purchased	888,808	23,088	—	911,896
Short-Term Investments	—	73,633,957	—	73,633,957

Total Investments	$890,053	$147,609,659	$—	$148,499,712

Futures Contracts	$355,907	$—	$—	$355,907

Total	$1,245,960	$147,609,659	$—	$148,855,619

Liability Description

Call Options Written	$(38,180)	$(284,376)	$—	$(322,556)
Put Options Written	(337,530)	(135,159)	—	(472,689)
Futures Contracts	(278,040)	—	—	(278,040)

Total	$(653,750)	$(419,535)	$—	$(1,073,285)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Sector Option Strategy Portfolio

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date: March 24, 2011

By:	/s/ Payson F. Swaffield Payson F. Swaffield
President
Date: March 24, 2011